Cover	Dec. 01, 2025
Document Information [Line Items]
Entity Central Index Key	0001065059
Amendment Flag	false
Document Type	8-K
Document Period End Date	Dec. 01, 2025
Entity Registrant Name	Centrus Energy Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14287
Entity Tax Identification Number	52-2107911
Entity Address, Address Line One	6901 Rockledge Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	301
Local Phone Number	564-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
US GAAP Common Stock Member
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.10 per share
Trading Symbol	LEU
Security Exchange Name	NYSEAMER
US GAAP Rights Member
Document Information [Line Items]
Title of 12(b) Security	Rights to purchase Series A Participating Cumulative Preferred Stock, par value $1.00 per share
Trading Symbol	LEU*
Security Exchange Name	NYSEAMER